CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 54,458	$ 9,899	$ 13,779
Change in pension and post retirement benefits adjustment (net of tax)	3,408	(20,552)	11,296
Total	$ 57,866	$ (10,653)	$ 25,075